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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Technology Crossover Management V, L.L.C.
Address:   c/o Technology Crossover Ventures
           528 Ramona Street
           Palo Alto, CA 94301

Form 13F File Number: 28-12062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla S. Newell
Title:   Attorney-in-Fact
Phone:   650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                     Palo Alto, California   July 10, 2007
-------------------------------------   ---------------------   -------------
[Signature]                                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:            5

Form 13F Information Table Value Total:     $351,036
                                          (thousands)

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
COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
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                           TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS     CUSIP    [x$1000]    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
Capella Education Company  Common    139594105    72,126   1,566,945  SH   Sole                         1,566,945       0     0
EXLService Holdings, Inc.  Common    302081104    16,386     874,372  SH   Sole                           874,372       0     0
Penson Worldwide, Inc.     Common    709600100    60,090   2,449,663  SH   Sole                         2,449,663       0     0
INVESTools, Inc.           Common    43145P103    43,326   4,349,956  SH   Sole                         4,349,956       0     0
TechTarget, Inc.           Common    87874R100   159,108  12,381,914  SH   Sole                        12,381,914       0     0
                                                --------
                                     TOTAL      $351,036
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